SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) segment	Dec. 31, 2023 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	$ 20,604	$ 19,308
Operating costs	10,987	10,727
Adjusted EBITDA	9,617	8,581
Depreciation and amortization	4,616	4,121
Restructuring, acquisition and other	406	685
Finance costs	2,295	2,047
Other (income) expense	(6)	362
Income before income tax expense	2,306	1,366
Capital expenditures	4,041	3,934
Goodwill	16,280	16,280
Total assets	71,411	69,282
External Customers
Disclosure of operating segments [line items]
Revenue	20,604	19,308
Internal Customers
Disclosure of operating segments [line items]
Revenue	0	0
Operating segments | Wireless
Disclosure of operating segments [line items]
Revenue	10,595	10,222
Operating costs	5,283	5,236
Adjusted EBITDA	5,312	4,986
Capital expenditures	1,596	1,625
Goodwill	1,634	1,634
Total assets	30,282	28,613
Operating segments | Wireless | External Customers
Disclosure of operating segments [line items]
Revenue	10,528	10,184
Operating segments | Wireless | Internal Customers
Disclosure of operating segments [line items]
Revenue	67	38
Operating segments | Cable
Disclosure of operating segments [line items]
Revenue	7,876	7,005
Operating costs	3,358	3,231
Adjusted EBITDA	4,518	3,774
Capital expenditures	1,939	1,865
Goodwill	13,677	13,677
Total assets	33,504	34,099
Operating segments | Cable | External Customers
Disclosure of operating segments [line items]
Revenue	7,801	6,964
Operating segments | Cable | Internal Customers
Disclosure of operating segments [line items]
Revenue	75	41
Operating segments | Media
Disclosure of operating segments [line items]
Revenue	2,484	2,335
Operating costs	2,400	2,258
Adjusted EBITDA	84	77
Capital expenditures	263	250
Goodwill	969	969
Total assets	3,034	2,896
Operating segments | Media | External Customers
Disclosure of operating segments [line items]
Revenue	2,215	2,086
Operating segments | Media | Internal Customers
Disclosure of operating segments [line items]
Revenue	269	249
Corporate items and eliminations
Disclosure of operating segments [line items]
Revenue	(351)	(254)
Operating costs	(54)	2
Adjusted EBITDA	(297)	(256)
Capital expenditures	243	194
Goodwill	0	0
Total assets	4,591	3,674
Corporate items and eliminations | External Customers
Disclosure of operating segments [line items]
Revenue	60	74
Corporate items and eliminations | Internal Customers
Disclosure of operating segments [line items]
Revenue	$ (411)	$ (328)